Multiemployer Plan (Detail)	12 Months Ended
	Dec. 29, 2012		Dec. 31, 2011
Central States, Southeast and Southwest Areas Pension Fund
Multiemployer Plans [Line Items]
EIN	366044243
Plan Number	001
PPA zone status	Red		Red
FIP/RP Status Pending / Implemented	Implemented
Surcharge Imposed	Yes
Expiration Dates	Apr. 30, 2013
Expiration Dates	Apr. 30, 2016
Western Conference of Teamsters Pension Trust Fund
Multiemployer Plans [Line Items]
EIN	916145047	[1]
Plan Number	001	[1]
PPA zone status	Green	[1]	Green	[1]
FIP/RP Status Pending / Implemented	NA	[1]
Surcharge Imposed	No	[1]
Expiration Dates	Nov. 16, 2012	[1],[2]
Expiration Dates	Oct. 01, 2015	[1],[2]
Minneapolis Food Distributing Industry Pension Plan
Multiemployer Plans [Line Items]
EIN	416047047	[1]
Plan Number	001	[1]
PPA zone status	Yellow	[1]	Yellow	[1]
FIP/RP Status Pending / Implemented	Implemented	[1]
Surcharge Imposed	No	[1]
Expiration Dates	Mar. 31, 2014	[1]
Teamster Pension Trust Fund of Philadelphia and Vicinity
Multiemployer Plans [Line Items]
EIN	231511735	[1]
Plan Number	001	[1]
PPA zone status	Yellow	[1]	Yellow	[1]
FIP/RP Status Pending / Implemented	Pending	[1]
Surcharge Imposed	No	[1]
Expiration Dates	Feb. 08, 2012	[1],[3]
Expiration Dates	Mar. 10, 2012	[1],[3]
Truck Drivers and Helpers Local 355 Pension Fund
Multiemployer Plans [Line Items]
EIN	520951433	[1]
Plan Number	001	[1]
PPA zone status	Yellow	[1]	Yellow	[1]
FIP/RP Status Pending / Implemented	Pending	[1]
Surcharge Imposed	No	[1]
Expiration Dates	Mar. 15, 2015	[1]
Local 703 I.B. of T. Grocery and Food Employees' Pension Plan
Multiemployer Plans [Line Items]
EIN	366491473
Plan Number	001
PPA zone status	Green		Green
FIP/RP Status Pending / Implemented	NA
Surcharge Imposed	No
Expiration Dates	Jun. 30, 2013
United Teamsters Trust Fund A
Multiemployer Plans [Line Items]
EIN	135660513
Plan Number	001
PPA zone status	Red		Red
FIP/RP Status Pending / Implemented	Implemented
Surcharge Imposed	Yes
Expiration Dates	May 30, 2015
Warehouse Employees Local 169 and Employers Joint Pension Fund
Multiemployer Plans [Line Items]
EIN	236230368	[1]
Plan Number	001	[1]
PPA zone status	Red	[1]	Red	[1]
FIP/RP Status Pending / Implemented	Implemented	[1]
Surcharge Imposed	Yes	[1]
Expiration Dates	Feb. 08, 2012	[1],[4]
Warehouse Employees Local No. 570 Pension Fund
Multiemployer Plans [Line Items]
EIN	526048848
Plan Number	001
PPA zone status	Green		Green
FIP/RP Status Pending / Implemented	NA
Surcharge Imposed	No
Expiration Dates	Mar. 15, 2015

[1]	The plan has elected to utilize special amortization provisions provided under the Preservation of Access to Care for Medicare Beneficiaries and Pension Relief Act of 2010.
[2]	The Company is a party to multiple collective bargaining agreements requiring contributions to this pension fund. A collective bargaining agreement within this pension fund expired in 2012 and continues to operate under an extension.
[3]	The Company is a party to three collective bargaining agreements requiring contributions to this pension fund. The agreements expired in 2012 and continue to operate under extensions.
[4]	The collective bargaining agreement for this pension fund is operating under an extension.